Related Party Transactions - Schedule of Line of Credit (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Line of Credit [Abstract]
Outstanding principal under the Line of Credit at January 1, 2024	$ 850,000
Repayment of Line of Credit	(400,000)
Reclassification of Line of Credit to advance from related party	(450,000)
Outstanding principal under the Line of Credit at December 31, 2024